Inventory (Tables)	6 Months Ended
Jun. 30, 2026
Inventory
Schedule of inventory
	June 30, 2026	December 31, 2025
Process material stockpiles	$3,147	$3,016
Concentrate inventory	6,830	4,230
Materials and supplies	5,936	4,950
	$15,913	$12,196